Loans Receivables Related Parties (Details) - Schedule of Loans are Non-interest Bearing (Parentheticals)	12 Months Ended
Oct. 31, 2023
Schedule of Loans are Non-interest Bearing [Abstract]
Discount based on imputed interest rate	11.75%